Consolidated Balance Sheets (Parenthetical) - shares	Mar. 31, 2015	Dec. 31, 2014
Common Units
Common unitholders and Subordinated unitholder - units issued	20,132,377	20,127,322
Common unitholders and Subordinated unitholder- units outstanding	20,132,377	20,127,322
Common Units | Dominion
Common unitholders and Subordinated unitholder - units issued	11,847,789	11,847,789
Common unitholders and Subordinated unitholder- units outstanding	11,847,789	11,847,789
Subordinated Units | Dominion
Common unitholders and Subordinated unitholder - units issued	31,972,789	31,972,789
Common unitholders and Subordinated unitholder- units outstanding	31,972,789	31,972,789